CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 67,437	$ 59,652
Restricted cash	14,395	10,366
Short-term investment	17,729	42,949
Accounts receivable, net of allowance for doubtful accounts of $7,221 and $12,392 as of December 31, 2013 and 2014, respectively	84,993	107,529
Notes receivable	2,673	1,901
Prepaid concession fees	31,035	29,307
Other current assets	25,620	20,437
Amount due from related parties	3,322	187
Deferred tax assets - current	1,585	2,776
Assets held for sale	1,087
Total current assets	249,876	275,104
Property and equipment, net	50,329	36,084
Prepaid equipment costs	45,176	49,415
Long-term investments	9,049	7,829
Long-term deposits	20,300	20,497
Deferred tax assets - non-current	13,932	11,755
Acquired intangible assets, net	807	1,446
Other non-current assets	6,128	661
TOTAL ASSETS	395,597	402,791
Current liabilities:
Short-term loan (including short-term loan of the consolidated variable interest entities without recourse to AirMedia Group Inc. nil and nil as of December 31, 2013 and 2014, respectively)	3,000
Accounts payable (including accounts payable of the consolidated variable interest entities without recourse to AirMedia Group Inc. $75,182 and $88,430 as of December 31, 2013 and 2014, respectively)	94,933	81,157
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated variable interest entities without recourse to AirMedia Group Inc. $8,016 and $9,629 as of December 31, 2013 and 2014, respectively)	11,498	10,883
Deferred revenue (including deferred revenue of the consolidated variable interest entities without recourse to AirMedia Group Inc. $17,374 and $13,517 as of December 31, 2013 and 2014, respectively)	13,523	17,380
Income tax payable (including income tax payable of the consolidated variable interest entities without recourse to AirMedia Group Inc. $455 and $963 as of December 31, 2013 and 2014, respectively)	1,522	1,667
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to AirMedia Group Inc. nil and $790 as of December 31, 2013 and 2014, respectively)	790
Total current liabilities	125,266	111,087
Non-current liabilities:
Other non-current liabilities (including other non-current liabilities of the consolidated variable interest entities without recourse to AirMedia Group Inc. nil and $1,257 as of December 31, 2013 and 2014, respectively)	1,257
Deferred tax liabilities - non-current (including deferred tax liabilities - non-current of the consolidated variable interest entities without recourse to AirMedia Group Inc. $361 and $202 as of December 31, 2013 and 2014, respectively)	202	361
Total liabilities	126,725	111,448
Commitments and contingencies (Note 25 and Note 26)
Equity
Ordinary shares ($0.001 par value; 900,000,000 shares authorized in 2013 and 2014; 127,662,057 shares and 127,662,057 shares issued as of December 31, 2013 and 2014, respectively; 119,134,135 shares and 119,942,413 shares outstanding as of December 31, 2013 and 2014, respectively)	128	128
Additional paid-in capital	323,167	313,912
Treasury stock (8,527,922 and 7,719,644 shares as of December 31, 2013 and 2014, respectively)	(9,236)	(9,860)
Statutory reserves	11,381	10,968
Accumulated deficits	(110,519)	(84,411)
Accumulated other comprehensive income	33,815	40,229
Total AirMedia Group Inc.'s shareholders' equity	248,736	270,966
Non-controlling interests	20,136	20,377
Total equity	268,872	291,343
TOTAL LIABILITIES AND EQUITY	$ 395,597	$ 402,791